Changes in Accounting Policies and Disclosures	12 Months Ended
Dec. 31, 2021
Disclosure of changes in accounting estimates [abstract]
Changes in Accounting Policies and Disclosures
3. Changes in Accounting Policies and Disclosures
New and Amended Standards Adopted by the Group
The Group has applied the following standards and amendments for the first time for the annual reporting period commencing January 1, 2021.

Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 - Interest Rate Benchmark Reform Phase 2

The Group applied the Phase 2 amendments retrospectively. However, in accordance with the exceptions permitted in the Phase 2 amendments, the Group has elected not to restate comparatives for the prior periods to reflect the application of these amendments. Since the Group had no transactions for which the benchmark rate had been replaced with an alternative benchmark rate as at 31 December 2020, there is no impact on opening equity balances as a result of retrospective application.

The Phase 2 amendments provide practical relief from certain requirements in IFRS Standards. These reliefs relate to modifications of financial instruments and lease contracts or hedging relationships triggered by a replacement of a benchmark interest rate in a contract with a new alternative benchmark rate.

If the basis for determining the contractual cash flows of a financial asset or financial liability measured at amortized cost changed as a result of interest rate benchmark reform, then the Group updated the effective interest rate of the financial asset or financial liability to reflect the change that is required by the reform. A change in the basis for determining the contractual cash flows is required by interest rate benchmark reform if the following conditions are met:

•the change is necessary as a direct consequence of the reform; and

•the new basis for determining the contractual cash flows is economically equivalent to the previous basis – i.e. the basis immediately before the change.
When changes were made to a financial asset or financial liability in addition to changes to the basis for determining the contractual cash flows required by interest rate benchmark reform, the Group first updated the effective interest rate of the financial asset or financial liability to reflect the change that is required by interest rate benchmark reform. After that, the Group applied the policies on accounting for modifications to the additional changes.

The amendments also provide an exception to use a revised discount rate that reflects the change in interest rate when remeasuring a lease liability because of a lease modification that is required by interest rate benchmark reform.

Finally, the Phase 2 amendments provide a series of temporary exceptions from certain hedge accounting requirements when a change required by interest rate benchmark reform occurs to a hedged item and/or hedging instrument that permits the hedging relationship to be continued without interruption. The Group applied the following reliefs as and when uncertainty arising from interest rate benchmark reform was no longer present with respect to the timing and amount of the interest rate benchmark-based cash flows of the hedged item or hedging instrument:

•the Group amended the designation of a hedging relationship to reflect changes that were required by the reform without discontinuing the hedging relationship; and

•when a hedged item in a cash flow hedge was amended to reflect the changes that were required by the reform, the amount accumulated in the cash flow hedge reserve was deemed to be based on the alternative benchmark rate on which the hedged future cash flows are determined.

Amendments to IFRS 16 Lease – Practical expedient for COVID-19 - Related Rent Concessions

As a practical expedient, a lessee may elect not to assess whether a rent concession occurring as a direct consequence of the COVID-19 pandemic is a lease modification. A lessee that makes this election shall account for any change in lease payments resulting from the rent concession the same way it would account for the change applying this Standard if the change were not a lease modification. The amendment does not have a significant impact on the financial statements.